Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated net income	$ 59.3	$ 120.1	$ 156.8
Other comprehensive income
Foreign currency translation	(66.3)	(40.1)	17.7
Postretirement adjustments, net of tax of $(42.5) in 2014, $14.6 in 2013 and $(28.3) in 2012	(756.8)	853.8	(452.3)
Total other comprehensive income (loss)	(823.1)	813.7	(434.6)
Comprehensive income (loss)	(763.8)	933.8	(277.8)
Comprehensive income (loss) attributable to noncontrolling interests	30.5	(25.1)	(9.3)
Comprehensive income (loss) attributable to Unisys Corporation	$ (733.3)	$ 908.7	$ (287.1)